Exchangeable Notes (Details) - Exchangeable Notes Due 2026 $ / shares in Units, € in Millions	Mar. 02, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 02, 2021 USD ($) day $ / shares
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,500,000,000
Borrowings, interest rate					0.00%
Additional notional amount option | $					$ 200,000,000
Proceeds from borrowings | €	€ 1,223
Borrowing costs incurred | €	€ 18
Percent of share price maintained for 20 trading days during 30 day period					130.00%
Number of trading days share price maintained					20
Number of consecutive trading days in measurement period					30
Number of days percent of share price maintained					5
Number of consecutive trading days in measurement period					10
Minimum percent of share price maintained for 5 trading days during 10 day period					98.00%
Exchange rate					0.001941
Exchange price (in dollars per share) | $ / shares					$ 515.20
Trading days for redemption					40
Borrowings | €		€ 1,539	€ 1,203	€ 1,128